Common Stock Repurchase Program (Notes)	12 Months Ended
Dec. 31, 2013
Common Stock Repurchase Program [Abstract]
Common Stock Repurchase Program [Text Block]

The following chart summarizes the Company's stock repurchase programs as approved by the Board of Directors in effect for the periods ended December 31, 2011 through December 31, 2013 (in thousands):

Date Approved	Amount Approved	Term Date	Remaining Repurchase Authority
May 3, 2010	$200,000	May 3, 2012	$—
May 26, 2011	$100,000	December 31, 2012	$—
February 21, 2012	$200,000	February 28, 2014	$—
September 12, 2012	$350,000	December 31, 2014	$—
December 4, 2013	$500,000	December 31, 2015	$500,000

As part of the Company's share repurchase program, on May 23, 2013, the Company entered into an accelerated share repurchase agreement (“JP ASR”) with J.P. Morgan Securities LLC as agent for JPMorgan Chase Bank, National Association, London Branch ("JPMorgan"). Pursuant to the JP ASR, the Company made a $100.0 million payment to JPMorgan on May 24, 2013 and received an initial number of approximately 1.3 million shares of its outstanding common stock from JPMorgan on the same day. The initial shares were valued at $60.0 million and recorded in treasury stock. The remaining $40.0 million balance was recorded as an equity forward contract and was included in paid in capital at the time of the JP ASR. The equity forward contract was settled with approximately 0.4 million additional shares of the Company's common stock and $19.0 million in cash delivered by JPMorgan to the Company in the third quarter of the year ended December 31, 2013.

In 2012, the Company entered into an accelerated share repurchase agreement (“GS ASR”) with Goldman, Sachs & Co. ("Goldman"). Pursuant to the GS ASR, the Company made a $250 million payment to Goldman on November 30, 2012 and received an initial number of approximately 5.8 million shares of its outstanding common stock from Goldman on the same day. The initial shares were valued at $200 million and recorded in treasury stock. The remaining $50 million balance was recorded as an equity forward contract, which was included in paid in capital at December 31, 2012. The equity forward contract was settled with approximately 0.6 million additional shares of the Company's common stock being delivered by Goldman to the Company during the second quarter of the year ended December 31, 2013.

In the year ended December 31, 2013, the Company repurchased approximately 4.8 million shares of its common stock (including shares purchased pursuant to the JP ASR and the GS ASR) at an aggregate cost of approximately $221.0 million, for a cumulative amount of approximately 24.0 million shares and approximately $850 million from the inception of the share repurchase program in May 2010 through December 31, 2013.  Accordingly, the Company had approximately $500 million of share repurchase authority remaining as of December 31, 2013. In the year ended December 31, 2012, the Company repurchased approximately 10 million shares at an aggregate cost of approximately $339 million. In the year ended December 31, 2011 the Company repurchased approximately 4.8 million shares at an aggregate cost of approximately $140 million.